Private Placement of Common Stock (Private Investment in Public Equity (“Pipe”) and Intangible Digital Assets - Schedule of Intangible Digital Assets ($IP Tokens) (Details)	Sep. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)
Schedule of Intangible Digital Assets [Abstract]
Units	53,354,575
Cost Basis	$ 209,659,980
Fair Value	$ 455,648,074
$IP Tokens [Member]
Schedule of Intangible Digital Assets [Abstract]
Units	53,354,575
Cost Basis	$ 209,659,980
Fair Value	$ 455,648,074